Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net income (loss) before allocation to noncontrolling interest	$ (37,903)	$ (12,088)	$ (73,261)	$ (24,405)
Other comprehensive income (loss)
Foreign currency translation adjustments	(432)	(263)	(666)	382
Total other comprehensive income (loss)	(432)	(263)	(666)	382
Total comprehensive income (loss) before allocation to noncontrolling interest	(38,335)	(12,351)	(73,927)	(24,023)
Comprehensive income (loss) attributable to noncontrolling interest	(27,542)	(574)	(43,109)	(123)
Comprehensive income (loss) attributable to common stockholders	$ (10,793)	$ (11,777)	$ (30,818)	$ (23,900)